UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                 FORM N-CSR

                 CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number: 811-4788

                                  VLC TRUST
             (Exact name of registrant as specified in charter)

              ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                  (Address of principal executive offices)

                          MARGARET D. FARRELL, ESQ.
                                  SECRETARY
                        HINCKLEY, ALLEN & SNYDER LLP
                              1500 FLEET CENTER
                       PROVIDENCE, RHODE ISLAND 02903
                   (Name and address of agent for service)


Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: October 31, 2003

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940
(17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-----------------------------------------------------------------------
TABLE OF CONTENTS                                     OCTOBER 31, 2003

Item 1                                                         1
Report of the President                                        1
Investment Preformance Review                                  2
Statement of Assets and Liabilities                            3
Statement of Operations                                        4
Statement of Changes                                           5
Financial Highlights                                           6
Notes to Financial Statements                                  7
Portfolio of Investments                                      10
Report of Independent Auditors                                14
Federal Income Tax Information                                15
Trustees and Officers                                         15
Items 2 - 10                                                  20

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)


                     OCEAN STATE TAX EXEMPT FUND [LOGO]

                           Report of the President
                              October 31, 2003

      Another solid year for the municipal bond market, yet questions still abound. Is the economy really bouncing back? Will the mutual fund scandal affect investment performance? Most importantly, how will this changing environment affect my stake in the Ocean State Tax Exempt Fund ("the Fund")?

      During the fiscal year ended October 31, 2003 the Fund's net asset value declined from $10.54 to $10.48 while the dividend distribution dipped from $0.45 to $0.42. Interest rates continued their downward trend in 2003 but that may not be the case in 2004.

      Many prognosticators are predicting where the economy is headed next. At Ocean State Tax Exempt Fund we strive to manage a fund that will achieve it's stated investment objective in any kind of market. The Fund's goal is to provide as high a level of current income as is consistent with the preservation of principal. It's by design that our fund does not experience drastic price moves either up or down.

      Interest rates and bond yields are cyclical. They rise and fall with the perceived peaks and dips in the economy. Are we at a low for interest rates? We're not sure. However, rates have certainly fallen to historically low levels these past few years helping to spur an unprecedented rally in the bond market.

      Is it bad for a bond investor if rates rise? Common wisdom says yes but it's not necessarily true. Remember, the real advantage of the Ocean State Tax Exempt Fund is earning income that is free from both state and federal taxes for a Rhode Island investor. This tax advantage exists in any economic climate. Ocean State strives to reduce downside volatility through its holdings of higher coupon shorter-term debt, which should fare better in a rising rate environment than would longer-term lower coupon bonds. Also, if inflation became a risk to the economy, a vigilant Federal Reserve Bank would be wise to raise rates to temper what could potentially grow into a greater problem.

      We appreciate being entrusted with the safeguarding and management of your assets while the mutual fund industry is under much scrutiny. We will continually work to retain your confidence. Thank you.

                                       Very truly yours,

                                       /s/ Alfred B. Van Liew

                                       Alfred B. Van Liew
                                       President and Chairman of the
                                       Board of Trustees

                         OCEAN STATE TAX EXEMPT FUND
                        INVESTMENT PERFORMANCE REVIEW
                           as of October 31, 2003


                                                             Prior
                                   November 1, 2002       Fiscal Year      November 1, 1998    November 1, 1993
                                        through              Ended              through             through
                                   October 31, 2003    October 31, 2002    October 31, 2003    October 31, 2003
                                   ----------------    ----------------    ----------------    ----------------

Total Rate of Return(b)
  Based on:
    Net Asset Value                      3.60%              4.21%                4.23%               5.00%
    Offering Price                       -0.55%             0.04%                3.37%               4.57%


                                        As of               As of
                                   October 31, 2003    October 31, 2002
                                   ----------------    ----------------

30-day Current Yield
  Based on:
    Net Asset Value                      3.38%              3.87%
    Offering Price                       3.25%              3.72%
30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value                      5.71%              7.01%
    Offering Price                       5.49%              6.72%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 10.6 years as of October 31, 2003.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                         Portfolio Quality Analysis


                     % of Total Portfolio
                     --------------------
                       as of       as of
      Rating         10/31/03    10/31/02
      ------         --------    --------

      Aaa/AAA         75.13%      72.43%
      Aa/AA           22.95%      23.09%
      A                1.05%       3.68%
      Baa/BBB          0.87%       0.80%
      Not Rated           0%          0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2003, shareholders subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9% of federal taxable income. For 2002, shareholders subject to a maximum Federal tax rate of 38.60% and a Rhode Island tax rate of 25%. All dividend income is exempt from local, Federal and Rhode Island taxes for Rhode Island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENT OF ASSETS AND LIABILITIES
                           as of October 31, 2003


ASSETS

Investments at value (identified cost $31,116,117) (Note 1A)               $32,771,380
Cash                                                                            29,581
Interest receivable                                                            397,788
Receivable for Capital Stock Sold                                               21,594
                                                                           -----------
      TOTAL ASSETS                                                         $33,220,343

LIABILITIES

Distribution payable to shareholders                                       $    43,381
Payable for Capital Stock Redeemed                                              40,598
Accrued Expenses                                                                 4,385
Accrued management fees                                                         17,098
                                                                           -----------
      TOTAL LIABILITIES                                                        105,462
                                                                           ===========

      NET ASSETS                                                           $33,114,881
                                                                           ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share)                          $    31,588
Additional paid-in capital            31,321,523
Accumulated net realized gain on investment transactions                       105,754
Undistributed net investment income                                                753
Net unrealized appreciation of investments                                   1,655,263
                                                                           -----------

TOTAL-REPRESENTING NET ASSETS AT VALUE FOR 3,158,805 SHARES OUTSTANDING    $33,114,881
                                                                           ===========

COMPUTATION OF NET ASSET VALUE & OFFERING PRICE:
Net Assets                                                                 $33,114,881
Divided by number of shares outstanding                                      3,158,805
Net asset value                                                            $     10.48
                                                                           ===========
Offering price                                                             $     10.92
                                                                           ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                           STATEMENT OF OPERATIONS
                     For the year ended October 31, 2003


Investment Income
Interest income (Note 1B)                                            $1,684,028
Expenses:
  Adviser fees (Note 2)                                 $120,832
  Administrator fees (Note 2)                             86,309
  Transfer agent fees                                     36,557
  Auditing fees                                           35,232
  Legal fees and expenses                                 24,672
  Trustees fees and expenses                              24,000
  Distribution expenses (Note 5)                          12,832
  Custody                                                 10,147
  Shareholder reports                                      7,451
  Pricing fees                                             3,208
  Miscellaneous expenses                                   2,694
  Insurance                                                1,377
  Registration fees                                          950
                                                        --------
                                                        $366,261
                                                                     ----------
      Net Investment Income                                          $1,317,767

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain on Investments                          90,977
Net Change in Unrealized Depreciation of Investments    (161,791)
                                                        --------
Net Realized and Unrealized Loss on Investments                         (70,814)
                                                                     ----------

Net Increase in Net Assets Resulting from Operations                 $1,246,953
                                                                     ==========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                     STATEMENTS OF CHANGES IN NET ASSETS


                                                             Fiscal Year         Fiscal Year
                                                                Ended               Ended
                                                          October 31, 2003    October 31, 2002
                                                          ----------------    ----------------

Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income                                     $ 1,317,767         $ 1,532,639
  Net realized gain on investments                               90,977             106,579
  Change in unrealized depreciation of investments             (161,791)           (145,641)
                                                            -----------         -----------

  Net increase in net assets resulting from operations      $ 1,246,953         $ 1,493,577

Dividends and distributions to shareholders from:
  Net investment income ($.42 per share in 2003 and
   $.45 per share in 2002)                                   (1,317,766)         (1,532,647)
  Net realized gains ($.03 per share in 2003)                  (105,799)                  0
  Net decrease from fund share transactions (Note 4)         (2,797,165)           (175,574)
                                                            -----------         -----------

      Total decrease in net assets                           (2,973,777)           (214,644)

NET ASSETS:
  Beginning of year                                          36,088,658          36,303,302
                                                            -----------         -----------

  End of year                                               $33,114,881         $36,088,658
                                                            ===========         ===========

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
                            FINANCIAL HIGHLIGHTS
               For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.


                                            Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                             Year        Year        Year        Year        Year
                                            Ended       Ended       Ended       Ended       Ended
                                           10/31/03    10/31/02    10/31/01    10/31/00    10/31/99
                                           --------    --------    --------    --------    --------

Per Share Operating Performance:
Net Asset Value, Beginning of Year         $ 10.54     $ 10.55     $ 10.25     $ 10.12     $ 10.71
Net investment income                          .42         .45         .47         .49         .53
Net realized and unrealized gain (loss)
 on securities                                (.03)       (.01)        .30         .13        (.58)
                                           -------     -------     -------     -------     -------
Total from Investment Operations               .39         .44         .77         .62        (.05)
                                           -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment income          (.42)       (.45)       (.47)       (.49)       (.53)
Distribution from net realized gains          (.03)       (.00)       (.00)       (.00)       (.01)
                                           -------     -------     -------     -------     -------
Total Distributions                           (.45)       (.45)       (.47)       (.49)       (.54)
                                           -------     -------     -------     -------     -------
Net Asset Value, End of Year               $ 10.48     $ 10.54     $ 10.55     $ 10.25     $ 10.12
                                           =======     =======     =======     =======     =======

Total investment return at Net Asset
 Value (a)                                    3.60%       4.21%       7.63%       6.22%       (.66)%
Ratios and Supplemental Data:
Net Assets, End of Year (000"s omitted)    $33,115     $36,089     $36,303     $37,526     $39,954
Ratio of expenses to average net assets       1.06%       1.04%       1.19%       1.12%        .94%
Ratio of net investment income to
 average net assets                           3.82%       4.25%       4.52%       4.76%       4.91%
Portfolio turnover                              19%         17%          4%          5%         13%
Fund expenses per share                        .12         .11         .13         .12         .10
Net investment income per share                .42         .45         .47         .49         .53

(a)   Total investment return does not reflect sales load.

                         OCEAN STATE TAX EXEMPT FUND
                        NOTES TO FINANCIAL STATEMENTS
                              October 31, 2003

NOTE 1 SIGNIFICANT ACCOUNTING POLICIES

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 2003 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 2003, 96.46% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 2003, 81.40% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 25.87% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund are frequently determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 1 Significant Accounting Policies (continued)

      C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2003 and 2002 was as follows:


                                    2003          2002
                                    ----          ----

Tax-Exempt Income                $1,317,766    $1,532,647
Long-Term Capital Gains             105,799             -

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:


Undistributed Long-Term Capital Gain          $   96,783
Unrealized Appreciation                        1,664,234

      D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 ADVISORY AND ADMINSTRATIVE SERVICES AND OTHER AFFILIATED
TRANSACTIONS

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

           .35 and .25 of 1% of the first $200 million of average daily net assets.
           .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 2003 was $2,000.

      Legal fees and expenses of $24,672 were paid to a firm of which the Fund's Secretary is a partner.

      For the fiscal year ended October 31, 2003, the Distributor received $11,060 in commissions as a result of Fund share sales.

                         OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS-(Continued)

NOTE 3 INVESTMENT TRANSACTIONS

      For the fiscal year ended October 31, 2003 purchases and sales of investment securities, other than short-term investments, aggregated $6,393,950 and $9,268,914, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as the aggregate cost for financial statement purposes. At October 31, 2003, gross unrealized appreciation on investment securities was $1,707,753 and gross unrealized depreciation on investment securities was $52,490.

NOTE 4 SHARES OF BENEFICIAL INTEREST

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:


                                                      Shares         Amount
                                                      ------         ------

      Balance at 10/31/01                           3,441,769     $34,378,038
      Shares sold                                     266,726       2,789,854
      Shares issued in reinvestment of dividends       90,689         949,525
      Shares redeemed                                (373,670)     (3,914,953)
                                                    ---------     -----------

      Net decrease                                    (16,255)       (175,574)
                                                    ---------     -----------
      Balance at 10/31/02                           3,425,514     $34,202,464
                                                    =========     ===========

      Shares sold                                     224,010       2,360,385
      Shares issued in reinvestment of dividends       77,128         812,802
      Shares redeemed                                (567,847)     (5,970,352)
                                                    ---------     -----------

      Net decrease                                   (266,709)     (2,797,165)
                                                    ---------     -----------

      Balance at 10/31/03                           3,158,805     $31,405,299
                                                    =========     ===========

NOTE 5 DISTRIBUTION PLAN

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $12,832 under the Plan during fiscal 2003.

                         OCEAN STATE TAX EXEMPT FUND
                          PORTFOLIO OF INVESTMENTS
                           as of October 31, 2003


                                                                                   Ratings
 Principal                                                                          Moody's/            Value
   Amount                                                                    Standard & Poor's (b)     (Note 1)
 ---------                                                                   ---------------------     --------

MUNICIPAL SECURITIES (98.96%) (a)
Rhode Island General Obligation and Revenue (63.82%) (a)
 $  500,000    Barrington School District 5.00%, 10/1/14                            Aa-2/NR           $   542,500
    200,000    Burrillville General Obligation FGIC Insured 5.70%, 5/1/11           Aaa/AAA               215,500
    300,000    East Providence General Obligation MBIA Insured 5.70%,
                5/15/10                                                             Aaa/AAA               323,625
    200,000    East Providence General Obligation MBIA Insured 3.125%,
                3/15/11                                                             Aaa/AAA               196,750
    250,000    Kent County Water Auth. MBIA Insured 6.35%, 7/15/14                  Aaa/AAA               263,485
    300,000    Lincoln General Obligation FGIC Insured 5.60%, 8/1/12                Aaa/NR                328,500
    225,000    Middletown General Obligation 4.00%, 7/15/12                         Aa-3/NR               231,469
    210,000    Newport General Obligation MBIA Insured 6.50%, 8/15/06               Aaa/AAA               210,788
     75,000    North Kingstown General Obligation 6.70%, 12/15/05                   Aa-3/NR                82,969
     80,000    North Kingstown General Obligation 6.80%, 12/15/06                   Aa-3/NR                91,900
    200,000    North Kingstown General Obligation FGIC Insured 5.70%,
                10/1/18                                                             Aaa/AAA               222,500
    120,000    North Providence General Obligation MBIA Insured 6.00%,
                10/01/09                                                            Aaa/AAA               121,706
    250,000    North Providence General Obligation FSA Insured 3.85%,
                10/15/16                                                            Aaa/AAA               244,375
    500,000    North Providence General Obligation FSA Insured 4.00%,
                10/15/17                                                            Aaa/AAA               490,625
    250,000    North Smithfield General Obligation FGIC Insured 4.00%,
                10/15/12                                                            Aaa/NR                257,813
    500,000    Pawtucket General Obligation AMBAC Insured 5.00%,
                4/15/09                                                             Aaa/NR                558,750
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/15             Aaa/AAA               538,125
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/11             Aaa/AAA               538,125
    500,000    Pawtucket General Obligation CGIC Insured 6.00%, 3/15/13             Aaa/AAA               538,125
    500,000    Pawtucket General Obligation CGIC Insured, 6.00%, 3/15/12            Aaa/AAA               538,125
    200,000    Providence Public Bldg. Auth. FSA Insured 5.10%, 12/15/08            Aaa/AAA               225,000
    150,000    Providence Public Bldg. Auth. MBIA Insured 5.50%,
                12/15/13                                                            Aaa/AAA               166,875
    500,000    Providence Public Bldg. Auth. AMBAC Insured 5.125%,
                12/15/14                                                            Aaa/AAA               548,125
    185,000    Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18            Aaa/AAA               193,788
    250,000    Providence Public Bldg. Auth. AMBAC Insured 5.25%,
                12/15/15                                                            Aaa/AAA               276,250
    250,000    Providence Public Bldg. Auth. FSA Insured 5.50%, 12/15/10            Aaa/AAA               288,125
    500,000    Providence Redevelopment Auth. AMBAC Insured, 5.30%,
                4/1/12                                                              Aaa/NR                551,875
    200,000    Providence Redevelopment Radian Insured 4.25%, 9/1/13                NR/AA                 202,000
    250,000    Smithfield General Obligation MBIA Insured 5.00%, 10/15/07           Aaa/AAA               277,812




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                   Ratings
 Principal                                                                          Moody's/            Value
   Amount                                                                    Standard & Poor's (b)     (Note 1)
 ---------                                                                   ---------------------     --------

MUNICIPAL SECURITIES (98.96%)(a)-(Continued)
Rhode Island General Obligation and Revenue (63.82%)(a)-(Continued)
 $  250,000    Warwick General Obligation MBIA Insured 4.60%, 11,15,05              Aaa/AAA           $   265,937
    700,000    Warwick General Obligation MBIA Insured 6.60%, 11/15/06              Aaa/AAA               708,967
    250,000    Warwick General Obligation FSA Insured 4.00%, 7/15/11                Aaa/AAA               261,562
    250,000    Warwick General Obligation FSA Insured 4.125%, 7/15/13               Aaa/AAA               257,187
    200,000    West Warwick General Obligation AMBAC Insured 4.625%,
                3/1/03                                                              Aaa/AAA               212,750
     35,000    Westerly Dunn's Corner Fire District Unlimited Tax
                Assessment 7.80%, 6/1/03                                            A-1/NR                 36,130
    145,000    Rhode Island Clean Water Pre-refunded U.S. T MBIA Insured
                6.50%, 10/1/06                                                      Aaa/AAA               149,425
    150,000    Rhode Island Clean Water MBIA Insured 5.30%, 10/1/07                 Aaa/AAA               168,188
    100,000    Rhode Island Clean Water AMBAC Insured 4.75%, 10/1/18                Aaa/AAA               102,500
    225,000    Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18                 Aaa/AAA               236,250
    650,000    Rhode Island Depositors Economic Protection Corp.
                MBIA Insured Escrowed to Maturity 6.55%, 8/1/10                     Aaa/AAA               772,906
    215,000    Rhode Island Depositors Economic Protection Corp.
                CAPMAC Guaranteed Escrowed to Maturity 6.375%, 8/1/22               Aaa/AAA               265,256
    250,000    Rhode Island Depositors Economic Protection Corp.
                Escrowed to Maturity 5.75%, 8/1/21                                  Baa-1/NR              286,563
    500,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/12                                           Aaa/AAA               545,625
    395,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/13                                           Aaa/AAA               429,069
    545,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.25%, 7/1/14                                           Aaa/AAA               588,600
    450,000    Rhode Island Economic Development Corp. Airport Revenue
                FSA Insured 5.00%, 7/1/18                                           Aaa/AAA               473,625
    400,000    Rhode Island Economic Development Corp. Providence Place
                Radian Insured 6.125%, 7/1/20                                       NR/AA                 448,000
    100,000    RI COPS MBIA Insured 5.375%, 10/1/16                                 Aaa/AAA               110,250
    300,000    Rhode Island Lease Participation Certificate Shepard
                Bldg. AMBAC Insured 5.125%, 6/1/12                                  Aaa/AAA               331,125
    150,000    Rhode Island Port Auth. Pre-refunded U.S. T AMBAC Insured
                6.50%, 6/1/08                                                       Aaa/AAA               157,695
    500,000    Rhode Island Refunding Bond Authority AMBAC Insured
                5.25%, 2/1/10                                                       Aaa/AAA               560,625
    750,000    Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18           Aaa/AAA               792,187
    300,000    Rhode Island General Obligation FGIC Insured 5.125%,
                7/15/14                                                             Aaa/AAA               323,250
    480,000    Rhode Island General Obligation FGIC Insured 5.00%, 9/1/14           Aaa/AAA               511,800
    500,000    Rhode Island General Obligation MBIA Insured 5.75%, 8/1/15           Aaa/AAA               560,625
  1,000,000    Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16           Aaa/AAA             1,110,000




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                   Ratings
 Principal                                                                          Moody's/            Value
   Amount                                                                    Standard & Poor's (b)     (Note 1)
 ---------                                                                   ---------------------     --------

MUNICIPAL SECURITIES (98.96%)(a)-(Continued)
Rhode Island General Obligation and Revenue (63.82%)(a)-(Continued)
 $  200,000    Rhode Island Cons. Cap. Dev. MBIA Insured 5.25%, 11/1/10             Aaa/AAA           $   227,250
    400,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.40%, 9/1/14              Aaa/AAA               441,500
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16              Aaa/AAA               266,875
    250,000    Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15              Aaa/AAA               267,813
                                                                                                      -----------
               Total Rhode Island General Obligation and Revenue                                      $21,135,140
                                                                                                      -----------

Rhode Island Health & Education Building Corporation (24.38%)(a)
 $  500,000    University of Rhode Island MBIA Insured 2.375%, 9/15/08              Aaa/AAA           $   496,250
    100,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/15              Aaa/AAA               108,125
    300,000    University of Rhode Island AMBAC Insured 5.20%, 9/15/16              Aaa/AAA               323,250
    100,000    Bryant College AMBAC Insured 4.60%, 6/1/12                           Aaa/AAA               107,375
    100,000    Brown University 4.75%, 9/1/12                                       Aa-1/AA+              105,875
    200,000    Brown University 5.90%, 9/1/14                                       Aa-1/AA+              218,500
    780,000    Brown University 5.25%, 9/1/16                                       Aa-1/AA+              845,325
    400,000    Brown University 5.00%, 9/1/19                                       Aa-1/AA+              417,500
    500,000    Brown University 5.00%, 9/1/23                                       Aa-1/AA+              509,375
    195,000    Roger Williams College Connie Lee Insured 6.50%, 11/15/08            Aaa/AAA               197,488
    195,000    Roger Williams College Connie Lee Insured 6.625%, 11/15/11           Aaa/AAA               197,500
    250,000    Salve Regina College Radian Insured 5.25%, 3/15/18                   NR/AA                 264,375
    750,000    Johnson & Wales College MBIA Insured 5.00%, 4/1/29                   Aaa/AAA               762,188
    500,000    Johnson & Wales College XL Capital 5.25%, 4/1/14                     Aaa/AAA               555,000
    250,000    Rhode Island School of Design MBIA Insured 4.40%, 6/1/15             Aaa/AAA               258,750
    585,000    Rhode Island School of Design MBIA Insured 4.60%, 6/1/17             Aaa/AAA               604,012
    500,000    St. Antoine Residence Pre-refunded U.S. T. 6.75%, 11/15/18           Aa-3/NR               510,805
    500,000    St. Antoine Residence LOC-Allied Irish Bank 6.125%,
                11/15/18                                                            Aa-3/NR               525,000
    300,000    Lifespan MBIA Insured 5.75%, 5/15/23                                 Aaa/AAA               320,250
    200,000    Memorial Hospital MBIA Insured 6.50%, 7/1/04                         Aaa/AAA               204,764
    300,000    Rhode Island Hospital FGIC Insured 6.70%, 8/15/04                    Aaa/AAA               304,725
    100,000    United Methodist Elder Care LOC-Fleet Bank 7.50%, 11/1/14            NR/A+                 104,455
    125,000    New England Tech Inst. Connie Lee Insured 6.00%, 3/1/15              NR/AAA                132,188
                                                                                                      -----------
               Total Rhode Island Health & Education Building Corporation                             $ 8,073,075
                                                                                                      -----------

Rhode Island Housing & Mortgage Finance Corporation (8.26%)(a)
 $    5,000    9.30%, 7/1/04, FGIC Insured                                          Aaa/AAA           $     5,005
    200,000    5.65%, 10/1/07                                                       NR/A                  204,250
    250,000    4.00%, 4/1/13                                                        Aa-2/AA+              248,750
    200,000    5.70%, 4/1/15                                                        Aa-2/AA+              208,250
    400,000    5.00%, 10/1/16                                                       Aa-2/AA+              409,500
    350,000    5.75%, 4/1/17                                                        Aa-2/AA+              357,000
     10,000    6.50%, 10/1/22                                                       Aa-2/AA+               10,104
    250,000    5.40%, 10/1/16                                                       Aa-2/AA+              258,750




                         OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS-(Continued)


                                                                                   Ratings
 Principal                                                                          Moody's/            Value
   Amount                                                                    Standard & Poor's (b)     (Note 1)
 ---------                                                                   ---------------------     --------


MUNICIPAL SECURITIES (98.96%)(a)-(Continued)
Rhode Island Housing & Mortgage Finance Corporation (8.26%)(a)
 $  240,000    6.15%, 4/1/17                                                        Aa-2/AA+          $   249,000
    750,000    5.40%, 10/1/17                                                       Aa-2/AA+              778,125
      5,000    6.50%, 4/1/27                                                        Aa-2/AA+                5,056
                                                                                                      -----------
               Total Rhode Island Housing & Mortgage Finance Corporation                              $ 2,733,790
                                                                                                      -----------
               TOTAL RHODE ISLAND BONDS (96.46%) (a)                                                  $31,942,005
                                                                                                      ===========

Puerto Rico Bonds (2.50%) (a)
 $  250,000    Puerto Rico Electric Power Authority MBIA Insured, 5.00%,
                7/1/10                                                              Aaa/AAA           $   278,750
    500,000    Puerto Rico Municipal Finance Auth. FSA Insured, 5.50%,
                7/1/17                                                              Aaa/AAA               550,625
                                                                                                      -----------
               TOTAL PUERTO RICO BONDS (2.50%) (a)                                                    $   829,375
                                                                                                      -----------
               TOTAL INVESTMENTS (Cost $31,116,117)(93.96%)(a)                                        $32,771,380
                                                                                                      ===========

(a) Percentages indicated are based on net assets of $33,114,881 at October 31, 2003 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.48.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c)   Abbreviations used:

      AMBAC   -American Municipal Bond Assurance Corp.
      CGIC    -Capital Guaranty Insurance Co.
      FGIC    -Financial Guaranty Insurance Co.
      FSA     -Financial Security Assurance Inc.
      MBIA    -Municipal Bond Investors Assurance Corp.
      LOC     -Letter of Credit
      CAPMAC  -Capital Markets Assurance Corp.
      Radian  -Radian Insurance Co.

                     See Notes to Financial Statements.

                         OCEAN STATE TAX EXEMPT FUND
              REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


To the Trustees of VLC Trust and Shareholders of
 Ocean State Tax Exempt Fund

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Ocean State Tax Exempt Fund (the "Fund") (a portfolio of the VLC Trust), as of October 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund, at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                       /s/ Ernst & Young LLP


Boston, Massachusetts
December 10, 2003

Federal Income Tax Information (unaudited)

      For the year ended October 31, 2003, the amount of long-term capital gain designated by the Fund was $105,799. The amount of tax exempt interest dividends distributed by the Fund was $1,317,766.

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund's Statement of Additional Information includes additional information about Trustees and is available, without charge and upon request, by calling 401-421-1411.

Trustees Background


Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Alfred B. Van Liew *(69)          President (since 1987)        Managing Partner of the Adviser, since 1984;
One Regency Plaza                 and Trustee (since            Director of the Distributor since May 1990;
Suite One                         1986)                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                  Liew Trust Company, a Rhode Island chartered
                                                                trust company, since 1984; Trustee of Preserve
                                                                Rhode Island since 1971; Adviser to the
                                                                National Trust for Historic Preservation since
                                                                1983; Trustee of St. Andrew's School since
                                                                1984; Trustee of the Museum of Yachting since
                                                                1988; and Trustee of the Seamen's Institute,
                                                                Newport, Rhode Island since 1994.

Mary Ann Altrui (61)              Trustee (since 2001)          Administrator of St. Antoine Residence (a
10 Rhodes Avenue                                                nursing facility) (1988-present); Director of
North Smithfield, Rhode Island                                  Diocesan Elder Care Services (1997-present);
02896                                                           oversight responsibility for St. Clare Home
                                                                (a 44-bed nursing facility in Newport, Rhode
                                                                Island); founding member with St. Elizabeth
                                                                Community, Scandinavian Home, and Steere
                                                                House of "CareLink", a management service
                                                                organization incorporated in 1997; member of
                                                                the American College of Health Care Administra-
                                                                tors, the Diocesan Biomedical Ethics Commis-
                                                                sion of the North Smithfield Advisory Council;
                                                                Director of Woonsocket Industrial Development
                                                                Corporation and WIDC Realty Corporation, and
                                                                serves on advisory committees for the Diocese
                                                                of Providence, the State of Rhode Island, and
                                                                the Nonprofit Association of Facilities and
                                                                Services for the Aging.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Milton C. Bickford, Jr. (72)      Trustee (since 1987)          Private investor since 1989; Director (Chairman
147 Beavertail Road                                             1999-2002) of AAA Southern New England;
Jamestown, Rhode Island 02835                                   CEO, National Bickford Foremost, Inc. (national
                                                                color printing firm) (1980-1989); Trustee,
                                                                National Traffic Safety Foundation (1999-
                                                                2002).

Meredith A. Curren (44)           Trustee (since 2001)          Since 1990, Chief Financial Officer, Pease &
75 Pennsylvania Avenue                                          Curren, Inc. (refiners of precious metals). Ms.
Warwick, Rhode Island 02888                                     Curren serves as Board Vice President of New
                                                                England Women's Jewelry Association (1995-
                                                                1998); Advisory Council Member, Manufactur-
                                                                ing Jewelers and Silversmiths of America;
                                                                Member, Providence Jewelers Club; Advisory
                                                                Board Member of Big Brothers of Rhode Island;
                                                                Board Secretary (1996-1998) and Membership
                                                                Committee Member of the University Club;
                                                                Board Member Providence Chamber of Com-
                                                                merce; Director of Bancorp Rhode Island, Inc.
                                                                and Bank Rhode Island.

Michael E. Hogue (61)             Trustee (since 1989)          Managing Partner, eTime (since February 2002);
116 Chestnut Street                                             President, VIAcorp. since June 1994; Assistant
Providence, Rhode Island 02903                                  Professor of Insurance at the Wharton School,
                                                                University of Pennsylvania; Trustee of Trinity
                                                                Repertory Company (1997-), and President of
                                                                the Jewelry District Association (1998-).

Arthur H. Lathrop (49)            Trustee (since 2001)          In practice as a Certified Public Accountant (sole
28 Spruce Street                                                proprietor) in Westerly, RI (since 1991);
Westerly, Rhode Island 02891                                    Member of the American Institute of Certified
                                                                Public Accountants. Trustee (since 1993) and
                                                                Chairman of the Audit Committee of Westerly
                                                                Savings Bank; Trustee and Assistant Treasurer
                                                                (since 1990) of River Bend Cemetery Company;
                                                                Corporator (since 1989) of Community Health
                                                                of Westerly, Inc.; Professional Advisory Council
                                                                Member (1995-2000) of The Rhode Island
                                                                Foundation.

Alice M. Macintosh (82)           Trustee (since 1986)          Marketing consultant since 1991; Chief
861 Stratford Lane                                              Supervisory Clerk of the State's Superior Court
Warwick, Rhode Island 02886                                     (1986-1991); previously a Marketing Consult-
                                                                ant and Vice-President of Marketing at Hospital
                                                                Trust National Bank.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Lawrence B. Sadwin (60)           Trustee (since 2001)          President, Lifestyle Security, LLC (since August
18 Oyster Point                                                 2002), Division Marketing Leader for General
Warren, Rhode Island 02885                                      Electric (2000-2002); Chief Operating Officer
                                                                (1999-2000), Regional Manager (1998-
                                                                1999), Recruiter (1997-1998) and Long-Term
                                                                Care Specialist (1997) for Travelers/NET Plus,
                                                                Inc.; Consultant (1994-1997) for MGS Holding
                                                                Corporation; Member-At-Large, National Board
                                                                of Directors, American Heart Association;
                                                                Member, National Leadership Council, Research
                                                                America; Vice-Chairman, Landmark Health
                                                                Systems, Inc.; Vice-Chairman, Rehabilitation
                                                                Hospital of Rhode Island; Chairman of the
                                                                Board, American Heart Association (2001-
                                                                2002).

John St. Sauveur (70)             Trustee (since 1992)          President and CEO, WestBank Realty Corpora-
219 Great Road                                                  tion; Director of the Community College of
North Smithfield, Rhode Island                                  Rhode Island Foundation; Chairman of the
02896                                                           Woonsocket Industrial Development Corpor-
                                                                ation; Chairman of the Greater Woonsocket
                                                                Industrial Development Foundation; Vice
                                                                Chairman of the North Smithfield Industrial
                                                                Development Commission; a Vice President and
                                                                Director of the Rhode Island Chamber of
                                                                Commerce Federation and member of the Rhode
                                                                Island State Job Training Coordinating Council;
                                                                Finance Chairman, Landmark Health System and
                                                                Trustee, Landmark Medical Center; Commis-
                                                                sioner of the Rhode Island Resource Recovery
                                                                Corporation since 1992; Chairman of The
                                                                Rehabilitation Hospital of Rhode Island; Director
                                                                and Corporate Secretary of Gooding Realty
                                                                Corporation.

Samuel H. Hallowell, Jr. (56)     Vice President (since         Partner of the Adviser and Vice President
One Regency Plaza    1989)                                      of Van Liew Trust Company since 1984;
Suite One                                                       Secretary and Past President of the Audubon
Providence, Rhode Island 02903                                  Society of Rhode Island.

Joseph J. Healy (36)              Vice President (since         Investment Officer, Fund Controller and primary
One Regency Plaza                 1996)                         trader of the Adviser since 1992; President and
Suite One                                                       General Securities Principal of the Distributor
Providence, Rhode Island 02903                                  1993.





Name, Address and Age             Position(s) Held with Fund    Principal Occupation(s) During Past Five Years
---------------------             --------------------------    ----------------------------------------------

Kevin M. Oates (44)               Vice President and            Partner of the Adviser since 1996; Chief
One Regency Plaza                 Treasurer (since 1991)        Operating Officer of the Adviser (since April,
Suite One                                                       2000) and Van Liew Trust Company, and Vice
Providence, Rhode Island 02903                                  President and Treasurer of the Distributor, since
                                                                1991; Vice President-Administration of the
                                                                Adviser (1991-2000).

Margaret D. Farrell (54)          Secretary (since 1986)        Partner, Hinckley, Allen & Snyder LLP, general
1500 Fleet Center                                               legal counsel to the Fund, since November
Providence, Rhode Island 02903                                  1981; Director and Secretary of Bancorp Rhode
                                                                Island, Inc. and Bank Rhode Island; Director of
                                                                Care New England Health System; Director and
                                                                Chairman of Women & Infants Corporation;
                                                                Trustee of Butler Hospital; and Secretary of
                                                                Astro-Med, Inc. (manufacturer of graphic
                                                                recording and printing systems).

PRIVACY POLICY

      The Van Liew Companies, Van Liew Securities, Inc. and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

* Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.
* None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.
* Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator
  Van Liew Capital Inc.                      OCEAN STATE TAX EXEMPT FUND
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903            (The Portfolio of VLC Trust)

Distributor
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian
  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent
  Ocean State Tax Exempt Fund
  C/O PFPC, Inc.
  P.O. Box 9839                                     Annual Report
  Providence, Rhode Island 02903                  October 31, 2003

Independent Auditors
  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel
  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees
  Alfred B. Van Liew, Chairman
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren
  Michael E. Hogue                             Interest income exempt
  Arthur H. Lathrop                            from Federal and Rhode
  Alice M. Macintosh                           Island income taxes
  Lawrence B. Sadwin                           from quality municipal
  John H. St. Sauveur                          bonds.

Officers
  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary

ITEM 2. CODE OF ETHICS. The registrant has adopted a code of ethics applicable to its President (as the registrant's principal executive officer), the Treasurer (as the registrant's principal financial and accounting officer) and any other person or persons performing the functions of these offices or the functions of a controller. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-330-1116.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant's board has designated Arthur H. Lathrop, an independent trustee, as its audit committee financial expert. Mr. Lathrop is a practicing certified public accountant and sole proprietor in Westerly, Rhode Island. Previously, Mr. Lathrop served as Tax Manager of Sansiveri, Ryan, Sullivan & Co. of Providence and Westerly, Rhode Island.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable. Effective for the first fiscal year ending after December 15, 2003.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.  Not applicable.
Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

          (a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

          (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                (i) EX-99.CERT - Certifications pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).
                (ii) EX-99.906 CERT - Certifications pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        VLC Trust
                                    ON BEHALF OF
                                    OCEAN STATE TAX EMEMPT FUND


Date: January 9, 2004               By: /s/ Alfred B. Van Liew
                                    --------------------------------
                                            Alfred B. Van Liew
                                            President


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: January 9, 2004               By: /s/ Alfred B. Van Liew
                                    --------------------------------
                                            Alfred B. Van Liew
                                            President


Date: January 9, 2004               By: /s/ Kevin M. Oates
                                    --------------------------------
                                            Kevin M. Oates
                                            Vice President & Treasurer